Opus Capital Markets Consultants, LLC

PRET 2024-RPL1

FORM ABS DUE DILIGENCE 15-E

February 27, 2024

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM ABS DUE DILIGENCE 15-E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED

SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-back security to comply with Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1 – Identity of the person providing third-party due diligence services

Opus Capital Markets Consultants, LLC (“Opus” or “Consultant”)

300  Tri-State International
Suite 320
Lincolnshire, IL 60069

Item 2 – Identity of the person who paid the person to provide due diligence services

Client	Client Address
Nomura Corporate Funding Americas, LLC	309 West 49th Street, New York, NY 10019

Item 3 – The manner and scope of the due diligence provided by the third party is intended to satisfy the published criteria for due diligence for each NRSRO listed in following table.

NRRSO	Date of published criteria
Fitch Ratings	● Fitch Ratings – U.S. RMBS Rating Criteria – April 18, 2023
DBRS, Inc.	● DBRS - Third-Party Due Diligence Criteria for U.S. RMBS Transactions - September 8, 2023

Note: Opus generally met the NRSRO requirements listed above with the exception that loans with application dates prior to January 1, 2010 were not tested for compliance with Regulation X – Real Estate Settlement Procedures Act (RESPA). None of the 56 loans had application dates after January 1, 2010.

Item 4 - Description of the due diligence services

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the organization of the assets conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review as conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

Item 5 – Summary of findings and conclusions of review

Provide a summary of the findings and conclusion that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in item 2. This should be attached to the Form and contain the heading “Item 5”.

Certification

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in item 1 of the Form conducted a thorough review in performing the due diligence described in item 4 attached to this form and that the information and statements contained in this Form, including items 4 and 5, which are part of this Form are accurate in all significant respects.

Opus Capital Markets Consultants, LLC:

By:

Uriah Clavier

Vice President – Head of Operations

Date: February 27, 2024

Item 4 – Description of the due diligence performed

1)	Type of assets reviewed

a)	Opus reviewed 56 re-performing loans.

2)	Sample Size

a)	Opus reviewed all loans submitted on the data tapes.

3)	Determination and Computation of Sample Size

a)	Opus reviewed all loans submitted on the data tapes.

4)	Quality or Integrity of information or data

a)	A comparison with respect to certain fields on the data tape was performed by comparing electronic copies of the original mortgage loan documents provided to the corresponding information set forth on the data tape. The comparisons were performed with respect to certain Mortgage Loan characteristics, including but not limited to, Original Term, Original Interest Rate, Refi Purpose, Street, Original P&I, Borrower Last Name, Note Date, City, Borrower First Name, Maturity Date, First Payment Date, Purpose, Zip, Margin, Interest Rate Life Floor, Interest Rate Life Max, Interest Rate Periodic Cap, Interest Rate Periodic Floor, Property Type, Origination Appraisal, Purchase Price, Occupancy, Original Loan Amount, and Index Type.

5)	Origination of the assets conformed to stated underwriting or credit extension guidelines, standards, criteria or other requirements

Opus did not perform a credit review.

6)	Value of collateral securing assets

Opus did not perform a value review.

7)	Compliance with the originator of the assets with federal, state and local laws

Each mortgage loan file was tested for compliance with the federal Truth in Lending Act (“TILA”), as well as federal, state and local anti-predatory lending statutes. An overview of the federal, state and local lending laws tested is listed below.

The Section 32/HOEPA review included, but was not limited to, the following:

●	Rate test

●	HPML test, if applicable

●	Points and Fees test

●	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)

●	Review and confirmation of documentation type (i.e. full, stated, no ratio)

●	Review for evidence of prepayment penalty

●	Verification of Debt to Income conformity, when necessary.

The Federal Truth in Lending Act/Regulation Z review includes, but is not limited to:

●	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel form, if applicable. A review of the final TIL with a report outlining any TILA violations. Re-calculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, payment stream(s), recalculation of disclosed APR, and a review to ensure disclosure differences are within the allowed tolerances. A review of the Notice of Right to Cancel: verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3-day rescission period was adequately provided to the borrower(s).

The fee entry process was performed utilizing a hierarchy approach based upon documents available within the loan file. The ideal loan file included a Final HUD-1, of which the fees directly from this document would be used within Compliance testing. In the event a Final HUD-1 was not present in the file, a finding was raised for the missing document and alternative documentation was sought for fee entry. The alternative documentation would have been utilized based on the following order of importance:

i)	Final HUD-1 that is missing signature and/or not stamped true/certified;

ii)	Estimated HUD-1; or

iii)	Title Company Closing Statement.

High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, the Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW:

➢	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.

➢	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.

➢	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).

➢	Colorado Consumer Credit Code, Colo. Rev. Stat. 5-1-101 et seq.

➢	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).

➢	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.

➢	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.

➢	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)

➢	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.

➢	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.

➢	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).

➢	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.

➢	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).

➢	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.

➢	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq. 16. Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).

➢	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).

➢	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).

➢	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).

➢	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.

➢	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

➢	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).

➢	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.

➢	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.

➢	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.

➢	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).

➢	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).

➢	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).[1]

➢	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).

➢	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.

➢	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.

➢	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).

➢	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

➢	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.

➢	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.

➢	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.

➢	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq

➢	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.

➢	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq. [2]

➢	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.

➢	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.

➢	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.

➢	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.

➢	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.

➢	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.

➢	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.

➢	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.

➢	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

8)	Other type of review conducted with respect to the assets

Opus did not perform any other types of reviews ender the scope of work.

Item 5 – Summary of findings and conclusions of review

1)	The following tables provide the summary and conclusions based on the review of the assets by Opus.

a)	Results of quality and integrity of information review – This table shows the results of the review of the quality of the information and integrity of data. The column on the left entitled “Data Element” indicates the data element that was reviewed. The column in the center entitled “Count” indicates the number of loans for which the information in the data tape was incorrect, based on our review.

Data Element	Count	Accuracy
Amortizaton Term	6	89.29%
Appraised Value	7	87.50%
Balloon	7	87.50%
CLTV	6	89.29%
Current Loan Balance	2	96.43%
Daily Simple Interest	1	98.21%
Doc Type	9	83.93%
DTI	17	69.64%
FICO	22	60.71%
First Change Date	2	96.43%
First Payment Date	21	62.50%
Interest Only	1	98.21%
Interest Only Term	1	98.21%
Interest Rate	9	83.93%
Loan Purpose	8	85.71%
Loan Term	13	76.79%
Loan Type	6	89.29%
LTV	9	83.93%
Margin	3	94.64%
Maturity Date	32	42.86%
MI Coverage	1	98.21%
Mod Maturity Date	1	98.21%
Mod Rate	1	98.21%
Next Change Date	2	96.43%
Note Date	10	82.14%
Original Balance	1	98.21%
Original Payment	8	85.71%
Periodic Rate Cap	1	98.21%
Prepayment Penalty	5	91.07%
Property Address	11	80.36%
Property City	3	94.64%
Property Type	2	96.43%
Sales Price	1	98.21%
Self Employed	2	96.43%
Zip Code	0	100.00%
Total Loans	56

b)	Results of the compliance review – The following tables show our findings with respect to the number of loans, the initial loan grade and the final loan grade pursuant to the published criteria of the various rating agencies. The initial rating agency grade assigned during the review is reported on the vertical axis on each table as “Initial Grade”. The final rating agency grade is reported on the horizontal axis of each table as “Final Grade”. The migration from the initial rating agency grade to the final rating agency grade is based on our review of documents and responses received for the seller or securitizer

FITCH

DBRS